Lease liabilities (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Lease liabilities
Lease payments	€ 7,703	€ 12,933
Less future finance charges	788	1,211
Present value of lease liability	6,915	11,722
Less amount due for settlement within 12 months	1,729	3,479
Amount due for settlement within 12 months	5,186	8,243
Less than 1 year
Lease liabilities
Lease payments	1,955	3,830
Present value of lease liability	1,729	3,479
In the second to fifth years inclusive
Lease liabilities
Lease payments	4,548	7,307
Present value of lease liability	4,060	6,592
More than 5 years
Lease liabilities
Lease payments	1,200	1,796
Present value of lease liability	€ 1,126	€ 1,651